CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
OTHER INCOME (LOSS)
Interest	$ 37	$ 42	$ 39	$ 158
Write-down of property, plant and equipment	0	(425,010)	0	(425,010)
Loss on settlement of debt	0	(161,292)	0	(161,292)
Loss on sale of equipment	(9,432)	0	(9,432)	0
Foreign currency gain (loss)	(1,353)	(1,306)	15,247	(7,054)
Net OTHER INCOME (LOSS)	(10,748)	(587,566)	5,854	(593,198)
EXPENSES
Corporate general and administrative	885,221	1,356,889	1,621,413	1,957,470
Exploration	63,890	177,648	122,062	445,117
Legal and accounting	36,707	107,141	128,446	249,368
Venezuelan operations	29,485	29,251	58,100	57,872
Arbitration (Note 3)	892,998	271,179	1,328,607	280,847
Equipment holding costs	192,069	231,102	390,308	448,256
Interest expense	2,342,336	1,586,561	4,522,703	3,128,822
Total EXPENSES	4,442,706	3,759,771	8,171,639	6,567,752
Net loss for the period	$ (4,453,454)	$ (4,347,337)	$ (8,165,785)	$ (7,160,950)
Net loss per share, basic and diluted	$ (0.06)	$ (0.06)	$ (0.11)	$ (0.09)
Weighted average common shares outstanding	76,077,647	76,060,147	76,077,647	76,049,374